Share Capital and Reserves (Details) - Schedule of Changes in the Issued and Outstanding Capital	6 Months Ended
Jun. 30, 2023 shares
Schedule of Changes in The Issued and Outstanding Capital [Abstract]
Beginning balance	27,780,896
Issuance of Commitment Shares in transaction of equity line granted (see Note 3 above)	340,760
Issuance of Advance Shares resulted from partial exercise of Commitment Amount (see Note 3 above)	200,000
Ending balance	28,321,656